Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 82,165	$ 68,064	$ 61,102
Comprehensive income	$ 82,165	$ 68,064	$ 61,102